Related Party Disclosures - Summary of Compensation for Members of Senior Management Team (Details) - Other Key Management - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Fixed remuneration Annual fee	€ 1,124	€ 1,741	€ 1,777
Fixed remuneration Fringe benefits	14	22	28
Variable remuneration	270	79	94
Pension expense	552	2,325	94
Share based compensation	4	719	845
Total remuneration	€ 1,964	€ 4,886	€ 2,838